                                                     REGISTRATION NO.333-134304
                                                     REGISTRATION NO. 811-04234
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 12    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 45           [X]

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                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

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             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [_]on May 2, 2012 pursuant to paragraph (b) of Rule 485
    [X]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account L

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AXA Equitable Life Insurance Company

MONY Life Insurance Company of America

Supplement Dated May 14, 2012 to the current prospectus for

Incentive Life Legacy® II

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the new version of the Long-Term Care ServicesSM Rider that is available on or about May 17, 2012, subject to approval in your state. If available, the Long-Term Care ServicesSM Rider described in this Supplement replaces the prior version of the rider that is described in your current Prospectus under “More information about policy features and benefits.” This Supplement makes references to the corresponding sections of your current prospectus. Please note the following changes described below.

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy’s death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long-Term Care ServicesSM Rider. The monthly charge for this rider varies based on the individual characteristics of the insured, the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year.

This Supplement is organized so that we can first describe the new version of the Long-Term Care ServicesSM Rider, replacing the information about the previous version of the rider in your current prospectus. Following the description of the new version of the rider, we then refer you to other sections of your prospectus that make reference to the Long-Term Care ServicesSM Rider.

1.	More information about policy features and benefits — Long-Term Care ServicesSM Rider

The rider provides for the acceleration of the policy death benefit as a payment of a portion of the policy’s death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care.(1) Benefits accelerated under this rider will be treated as a lien against policy values unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as “chronically ill” if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the “elimination period,” as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by the U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person’s period of coverage.

The monthly charge for this rider varies based on the insured person’s sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See “Risk/benefit summary: Charges and expenses you will pay” above for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care ServicesSM Rider are being paid, we will waive the monthly charge for the Long-Term Care ServicesSM Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. For death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount as of the first day of a period of coverage. For death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount plus the

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(1)	For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form policy account value as of the first day of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage (100% if you elected death benefit Option B). This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the acceleration percentage. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, multiplied by the benefit percentage selected.

•	If you selected death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount on the first day of the period of coverage.

•	If you selected death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value, on the first day of a period of coverage.

This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1.	the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2.	the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount, plus the unloaned policy account value, when the insured person is no longer receiving monthly benefits. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

•  Elimination period.  The Long-Term Care ServicesSM Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

•  Period of coverage.  The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care ServicesSM Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1.	the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2.	the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3.	the date when you request that we terminate benefit payments under this rider;

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4.	the date the accumulated benefit lien amount equals the current maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5.	the date that you surrender the policy (except to the extent any Nonforfeiture Benefit you may have under the rider);

6.	the date we make a payment under the living benefits rider (for terminal illness); or

7.	the date of death of the insured person.

During a period of coverage:

1.	Partial withdrawals, face amount decreases and premium payments are not permitted.

2.	Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment—including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the benefit we pay.

3.	If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

4.	The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

5.	Transfers of any unloaned policy account value allocated to the guaranteed interest option to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends:

1.	The base policy face amount of the policy and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount, plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2.	The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the policy face amount.

3.	Any applicable surrender charges will be reduced on a pro rata basis for the portion of the policy face amount that we have accelerated.

4.	The maximum monthly benefit will not be reduced.

5.	The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6.	Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.	The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, this rider will terminate and the policy may terminate.

•  Rider termination.  This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the “Extension of Benefits” and the “Nonforfeiture Benefit” provisions of this rider), on the earliest of the following:

1.	at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.	upon termination or surrender of the policy;

3.	the date of the insured person’s death;

4.	the date when the accumulated benefit lien amount equals the maximum total benefit amount;

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5.	the effective date of the election of the paid up death benefit guarantee;

6.	the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.	the date the policy goes on loan extension; or

8.	on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

•  Extension of benefits.  If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

Nonforfeiture Benefit

For a higher monthly charge, you can elect the Long-Term Care ServicesSM Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit continues coverage under the rider in a reduced benefit amount in situations where (a) the Long-Term Care ServicesSM Rider would otherwise terminate; (b) you have not already received benefits that equal or exceeded the total charges paid for the rider with the Nonforfeiture Benefit; and (c) your policy and Long-Term Care ServicesSM Rider were inforce for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care ServicesSM Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)	One month’s maximum monthly benefit under the Long-Term Care ServicesSM Rider on the date the Nonforfeiture Benefit period begins; and

(b)	The sum of all charges paid for the Long-Term Care ServicesSM Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any payments made under the “Extension of Benefits” provision. Also, the maximum total Nonforfeiture benefit will not exceed the maximum total benefit under the rider.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care ServicesSM Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the “Extension of Benefits” provision of the rider):

(1)	We receive your written request to terminate the Long-Term Care ServicesSM Rider;

(2)	You surrender your policy;

(3)	Your policy terminates without value at the end of a grace period; or

(4)	You elect a Paid Up death benefit guarantee.

If benefits are being continued under the “Extension of Benefits” provision of the rider, the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and (b) the date the maximum total Nonforfeiture benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture benefit amount.

For tax information concerning the Long-Term Care ServicesSM Rider, see “Tax information” earlier in this prospectus.

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2.	Risk/benefit summary: Charges and expenses you will pay

Please note the charge for the Long-Term Care ServicesSM Rider under the table heading “Periodic charges other than underlying trust portfolio operating expenses.”

Periodic charges other than underlying trust portfolio operating expenses
Charge	When charge is deducted	Amount deducted

Long-Term Care ServicesSM Rider(2)	Monthly

Charge per $1,000 of the amount for which we are at risk:(3)

With the optional Nonforfeiture Benefit:

Highest: $2.94

Lowest: $0.25

Representative: $0.53(1)

Without the optional Nonforfeiture Benefit:

Highest: $2.67

Lowest: $0.22

Representative: $0.49(1)

(1)	This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics.
(2)	Not applicable after the insured person reaches age 121.
(3)

Our amount “at risk” for this rider depends on the death benefit option selected under the policy. See “More information about policy features and benefits — Long-Term Care ServicesSM Rider” earlier in this Supplement.

3.	Risk/benefit summary: Policy features, benefits and risks

The minimum amount of premiums you must pay

Policy “lapse” and termination.  Your policy will lapse (also referred to in your policy as “default”) if your “net policy account value” is not enough to pay your policy’s monthly charges when due unless you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

You can elect a “paid up” death benefit guarantee

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care ServicesSM Rider. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care ServicesSM Rider.

Other adjustments to death benefit

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. Under the Long-Term Care ServicesSM Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see “Long-Term Care ServicesSM Rider” earlier in this Supplement.

Change of death benefit option

You may not change the death benefit option from Option A to Option B under the policy while the Long-Term Care ServicesSM Rider is in effect. Changes from Option B to Option A are permitted.

You can increase or decrease your insurance coverage

We can refuse or limit any requested increase or decrease. We will not approve any increase while the Long-Term Care ServicesSM Rider is in effect. Also, we will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

Accessing your money

The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. We will charge interest on the amount of the loan. See “Borrowing from your policy” in your prospectus for more information.

Partial withdrawals are not permitted if you are receiving monthly benefit payments under the Long-Term Care ServicesSM Rider.

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4.	Accessing your money

Borrowing from your policy

The amount you can borrow will be reduced for any monthly payments you have received under the Long-Term Care ServicesSM Rider.

Paying off your loan.  Any payment received while you are receiving monthly payments under the Long-Term Care ServicesSM Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

If you are to receive monthly benefit payments under the Long-Term Care ServicesSM Rider, a percentage of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

Loan extension (for guideline premium test policies only)

As described in your prospectus, Loan Extension is a feature that can protect against lapse of your policy due to an outstanding policy loan in certain circumstances. However, Loan Extension is not available if you have received a payment under the Long-Term Care ServicesSM Rider.

When a policy goes on loan extension all additional benefit riders and endorsements will terminate, including the Long-Term Care ServicesSM Rider.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121, provided you are not receiving monthly benefit payments under the Long-Term Care ServicesSM Rider. If you elected the Long-Term Care ServicesSM Rider, a partial withdrawal will reduce the current long term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount.

Surrendering your policy for its net cash surrender value

You can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any outstanding lien amount on account of monthly benefit payments made under the Long-Term Care ServicesSM Rider.

Your option to receive a terminal illness living benefit

If you receive a living benefit on account of terminal illness, the Long-Term Care ServicesSM Rider for chronic illness benefits, if inforce, will terminate and no further benefits will be payable under the Long-Term Care ServicesSM Rider. Long-Term Care ServicesSM Rider charges will also stop.

5.	Tax information

Tax treatment of living benefits rider or Long-Term Care ServicesSM Rider under a policy with the applicable rider

Living benefits rider.  Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law’s definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion. The owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

Long-Term Care ServicesSM Rider.  Benefits received under the Long-Term Care ServicesSM Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act (“HIPAA”) per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care ServicesSM Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care ServicesSM Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care ServicesSM Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

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It is not clear whether the exception for accelerated death benefits on account of terminal illness for owners whose insurable interests arise from business-type policies applies to benefits under a qualified long-term care insurance policy. If the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

More information about policy features and benefits

Guarantee premium test for no lapse guarantee

Guarantee premiums.  The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

Paid up death benefit guarantee

The “paid up” death benefit guarantee is not available if you have received any payment under the Long-Term Care ServicesSM Rider.

6.	More information about certain policy charges

The following replaces the description of the charge for the Long-Term Care ServicesSM Rider:

•  Long-Term Care ServicesSM Rider.  If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The net amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the net amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the net amount at risk for the rider is the current long-term care specified amount.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

7.	More information about procedures that apply to your policy

You can change your policy’s insured person

After the policy’s second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person’s insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care ServicesSM Rider will terminate.

Copyright 2012 AXA Equitable Life Insurance Company and MONY Life Insurance Company of America.

All rights reserved. Incentive Life Legacy is

a registered trademarks of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

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                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1)    Resolution of the (1) Resolution of the Board of Directors of MONY
             Life Insurance Company of America authorizing establishment of
             MONY America Variable Account L incorporated herein by reference to the initial registration statement on Form N-6 (File
             No. 333-102233) filed on December 27, 2002.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1)    Underwriting Agreement among MONY Life Insurance Company of
             America, MONY Series Fund, Inc. and MONY Securities Corp.
             incorporated herein by reference to post-effective amendment no.
             22 to the registration statement on Form N-6 (File No. 333-06071)
             filed on April 30, 2003.

      (2)    Proposed specimen agreement between MONY Securities Corp. and registered representatives incorporated herein by reference to post-effective amendment no. 22 to the registration statement on
             Form N-6 (File No. 333-06071) filed on April 30, 2003.

      (3)    Specimen commission schedule (Career Contract Schedule)
             incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596)
             filed on December 7, 2001.

      (4)    Wholesale Distribution Agreement Between MONY Life Insurance
             Company of America and MONY Securities Corporation and AXA
             Distributors, LLC, et al. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on
             Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (5)    Form of Brokerage General Agent Sales Agreement with Schedule and
             Amendment to Brokerage General Agent Sales Agreement among
             [Brokerage General Agent] and AXA Distributors, LLC, AXA
             Distributors Insurance Agency, LLC, AXA Distributors Insurance
             Agency of Alabama, LLC and AXA Distributors Insurance Agency of
             Massachusetts, LLC. incorporated herein by reference to
             post-effective amendment no. 7 to the registration statement on
             Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (6)    Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
             among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on
             April 22, 2005.

      (7)    General Agent Sales Agreement, dated June 6, 2005, by and between
             MONY Life Insurance Company of America and AXA Network, LLC.
             incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162)
             filed on April 25, 2006.

      (8)    Broker-Dealer Distribution and Servicing Agreement, dated June 6,
             2005, MONY Life Insurance Company of America and AXA Advisors,
             LLC. incorporated herein by reference to post-effective amendment
             no. 3 to the registration statement on Form N-6 (File
             No. 333-104162) filed on April 25, 2006.

      (9)    First Amendment to General Agent Sales Agreement dated as of
             August 1, 2006 by and between MONY Life Insurance Company of
             America and AXA Network is filed herewith.

(d)   Contracts.

      (1)    Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Premium Jurisdictions), previously filed with the initial registration statement on Form N-6
             (File No. 333-134304) filed on May 19, 2006.

      (2)(i) Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Account Value Jurisdiction), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), previously filed with this Registration Statement on Form N-6 (File
             No. 333-134304) on August 26, 2009.

      (3)    Form of Children's Term Rider (Form R94-218), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (4)    Form of Disability Rider - Waiver of Monthly Deductions
             (Form R94-216), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20),
             previously filed with the initial registration statement on
             Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20),
             previously filed with this registration statement on Form N-6
             (File No. 333-134304) on August 26, 2009.

      (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement
             (Form S.05-30), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30),
             previously filed with this registration statement on Form N-6
             (File No. 333-134304) on August 26, 2009.

      (8)    Form of Substitution of Insured Person Rider (Form R94-212),
             previously filed with the initial registration statement on
             Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (9)    Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (10)   Form of Loan Extension Endorsement (Form S.05-20), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (11)   Form of Accelerated Death Benefit for Long-Term Care Services
             Rider (Form R06-90), previously filed with the initial
             registration statement on Form N-6 (File No. 333- 134304) filed on
             May 19, 2006.

      (12)   Form of Endorsement (Form S.07-20) previously filed with this registration statement on Form N-6 (File No. 333-134304) on
             August 26, 2009.

      (13)   Form of Charitable Legacy Rider, previously filed with this registration statement on Form N-6 (File No. 333-134304) on
             August 26, 2009.

      (14)   Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration
             statement on Form S-3 (File No. 333-167938) filed on September 30,
             2010.

(e)   Applications.

      (1)    Form of Application for Life Insurance (Form AMIGV-2005),
             previously filed with the initial registration statement on
             Form N-6 (File No. 333-134304) filed on May 19, 2006.

             (a)  Revised Form of Application for Life Insurance (AMIGV-2005),
                  incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199,
                  filed on April 22, 2008.

             (b)  Form of Application for Life Insurance (AMIGV-2009), is
                  incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, File No. 333-134307,
                  filed on August 18, 2009.

      (2)    Form of Variable Universal Life Supplement to the Application (Form

             No. VUL-GV/IL DB 2005), incorporated herein by reference to
             Exhibit 26(e)(v) to the registration statement on Form N-6 (File
             No. 333-134307) filed on April 25, 2007.

             (a)  Revised Form of Variable Universal Life Supplement to the
                  Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

             (b)  Form of Variable Universal Life Supplement to the Application
                  (Form No. 180-6006a (2009), is incorporated herein by
                  reference to Exhibit 26(e)(v)(b) to registration statement on
                  Form N-6 (File No. 333-134307), filed on August 18, 2009.

      (3)    Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6,
             File No. 333-103199, filed on April 22, 2008.

                                      C-1

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1)    Articles of Restatement of the Articles of Incorporation of MONY
             Life Insurance Company of America (as Amended July 22, 2004)
             incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632)
             filed on April 22, 2005.

      (2)    By-Laws of MONY Life Insurance Company of America (as Amended July
             22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File
             No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (1)    Form of Reinsurance Agreement between Reinsurance Company and the
             Equitable Life Assurance Society of the United States,
             incorporated herein by reference to Exhibit No. 27(g) to
             Registration Statement on Form N-6 (File No. 333-103202) filed on
             April 4, 2002.

(h)   Participation Agreements.

      (1)    Participation Agreement among EQ Advisors Trust, MONY Life
             Insurance Company of America, AXA Distributors, LLC and AXA
             Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File
             No. 333-72632) filed on April 22, 2005.

      (2)    Participation Agreement -- among AXA Premier VIP Trust, MONY Life
             Insurance Company of America, AXA Distributors, LLC and AXA
             Advisors, LLC, previously filed with this Registration Statement
             File No. 333-134304 on August 25, 2006.

      (3)    Participation Agreement among AIM Variable Insurance Funds, AIM
             Distributors, Inc., MONY Life Insurance Company of America and
             MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on
             Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i)  Amendment No. 1 to the Participation Agreement among AIM
                  Variable Insurance Funds, MONY Life Insurance Company of
                  America and MONY Securities Corp. dated April 30, 2003,
                  incorporated herein by reference to post-effective amendment
                  no. 6 to the registration statement on Form N-4 (File
                  No. 333-72632) filed on May 3, 2004.

      (4)    (i)  Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, American Century Investment Management,
                  Inc., and American Century Investment Services, Inc.,
                  incorporated herein by reference to the Registration
                  Statement on Form N-4 (File No. 333-153809) filed on July 8,
                  2011.

             (ii) Amendment No 1, dated February 19, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, American Century Investment
                  Management, Inc., and American Century Investment Services,
                  Inc. (together, the "Parties"), adding MONY Life Insurance
                  Company of America as a Party to the Agreement previously
                  filed with this Registration Statement File No. 333-134304 on
                  April 21, 2010.

      (5)    (i)  Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Goldman Sachs Variable Insurance Trust,
                  Goldman Sachs Asset Management, L.P., and Goldman, Sachs &
                  Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                  333-178750) filed on December 23, 2011.

      (5)    (ii) Amendment No 1, dated February 16, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, Goldman Sachs Variable Insurance
                  Trust, Goldman Sachs Asset Management, L.P., and Goldman,
                  Sachs & Co., dated October 20, 2009 (together, the
                  "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this
                  Registration Statement File No. 333-134304 on April 21, 2010.

      (6)    (i)  Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Ivy Funds Variable Insurance Portfolios and

                  Waddell & Reed, Inc., incorporated herein by reference to the
                  Registration Statement on Form N-4 (File No. 333-178750)
                  filed on December 23, 2011.

      (6)    (ii) Amendment No 1, dated April 1, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, Ivy Funds Variable Insurance
                  Portfolios and Waddell & Reed, Inc., (together, the
                  "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this
                  Registration Statement File No. 333-178750 on April 21, 2010.

      (7)    (i)  Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Lazard Retirement Series, Inc., and Lazard
                  Asset Management Securities LLC, incorporated herein by
                  reference to the Registration Statement on Form N-4 (File No.
                  333-178750) filed on December 23, 2011.

      (7)    (ii) Amendment No 1, dated February 18, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, Lazard Retirement Series, Inc., and
                  Lazard Asset Management Securities LLC, (together, the
                  "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this
                  Registration Statement File No. 333-134304 on April 21, 2010.

      (8)    Participation Agreement among Fidelity Distributors Corporation,
             Variable Insurance Products Fund and MONY Life Insurance Company
             of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File
             No. 333-06071) filed on May 31, 2002.

      (9)    Participation Agreement among Franklin Templeton Variable
             Insurance Products Trust, Franklin Templeton Distributors, Inc.,
             MONY Life Insurance Company, MONY Life Insurance Company of
             America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (10)   Participation Agreement among MFS Variable Insurance Trust, MONY
             Life Insurance Company of America and Massachusetts Financial
             Services Company, incorporated herein by reference to
             post-effective amendment no. 21 to the registration statement on
             Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (11)   Participation Agreement among PIMCO Variable Insurance Trust,
             PIMCO Funds Distributors LLC and MONY Life Insurance Company of
             America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File
             No. 333-06071) filed on May 31, 2002.

      (12)   Participation Agreement among T. Rowe Price Equity Series, Inc.,
             T. Rowe Price Fixed Income Series, Inc., T. Rowe Price
             International Series, Inc., T. Rowe Price Investment Services,
             Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on
             May 31, 2002.

      (13)   Participation Agreement between Van Eck Worldwide Insurance Trust and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

                                      C-2

(i)   Administrative Contracts.

      (1)    Amended and Restated Services Agreement between MONY Life
             Insurance Company of America and AXA Equitable Life Insurance
             Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File
             No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (1)    Opinion and consent of Dodie Kent, Esq. filed herewith.

(l)   Actuarial Opinion.

      (2)    Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the
             Registration Statement on Form N-6 (File No. 333-134304), filed on
             April 22, 2009.

      (3)    Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the
             Registration Statement on Form N-6 (File No. 333-134304), filed on
             August 26, 2009.

      (4)    Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America to be filed by Amendment.

(m)   (1)    Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

      (2)    Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

      (3)    Calculation, to be filed by Amendment.

(n)   Other Opinions.

      (1)(i) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, was previously filed with this
             Registration Statement on Form N-6 (File No. 333-134304), filed on
             April 22, 2009.

      (1)(ii)Consent of independent registered public accounting firm to be filed by Amendment.

      (2)    Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q)   Redeemability Exemption. Incorporated herein by reference to
      Post-Effective Amendment No. 4 to Registration Statement on Form N-6
      (File No. 333-72596) filed on April 30, 2003.

                                      C-3

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    *    The business address for all officers and directors of MONY America is
         1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     -------------------------------------
 DIRECTORS

 Henri de Castries                                    Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                                        Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Charlynn Goins                                       Director
 30 Beekman Place, Apt. 8A
 New York, NY 10022

 Danny L. Hale                                        Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                                  Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                                       Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                                    Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Lorie A. Slutsky                                     Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

 Ezra Suleiman                                        Director
 Princeton University
 Corwin Hall
 Princeton, NJ 08544

 Richard C. Vaughan                                   Director
 764 Lynnmore Lane
 Naples, FL 34108-7522

 OFFICER-DIRECTOR

 *Mark Pearson                          Director, Chairman of the Board and
                                        Chief Executive Officer

 *Andrew J. McMahon                     Director and President

 OTHER OFFICERS

 *Andrea Nitzan                         Executive Vice President

 *Betrand Poupart-Lafarge               Executive Vice President Chief
                                        Investment Officer and Treasurer

 *Michael B. Healy                      Executive Vice President and Chief
                                        Information Officer

 *Alvin H. Fenichel                     Senior Vice President and Chief
                                        Accounting Officer

 *Salvatore Piazzolla                   Senior Executive Vice President

 *Mary Fernald                          Senior Vice President and Chief
                                        Underwriting Officer

 *David Kam                             Senior Vice President and Actuary

 *Richard S. Dziadzio                   Senior Executive Vice President and
                                        Chief Financial Officer

 *Andrew Raftis                         Senior Vice President and Auditor

 *Kevin E. Murray                       Executive Vice President

 *Anne M. Katcher                       Senior Vice President and Senior
                                        Actuary

 *Anthony F. Recine                     Senior Vice President, Chief
                                        Compliance Officer and Deputy General
                                        Counsel

 *Karen Field Hazin                     Vice President, Secretary and
                                        Associate General Counsel

 *Dave S. Hattem                        Senior Vice President and General
                                        Counsel

 *Richard V. Silver                     Senior Executive Vice President,
                                        Chief Administrative Officer and
                                        Chief Legal Officer

 *Michel Perrin                         Senior Vice President and Actuary

 *Naomi J. Weinstein                    Vice President

 *Charles A. Marino                     Executive Vice President and Chief
                                        Actuary

 *Nicholas B. Lane                      Senior Executive Vice President and
                                        President, Retirement Savings

 *David W. O'Leary                      Executive Vice President

 *Robert O. Wright, Jr.                 Executive Vice President

                                      C-4

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or
         Registrant

         No person is directly or indirectly controlled by the Registrant. The
Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011
is incorporated herein by reference to Exhibit 26(b) to Registration Statement
File No. 2-30070 on Form N-4 filed April 25, 2011.

                                      C-6

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses
(including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees)
actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the
Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this
By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance
Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St.
Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich
Insurance Company. The annual limit on such policies is $100 million, and the policies

insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) The principal underwriters for the MONY and MONY America Variable
Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA
Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

       AXA Advisors and AXA Distributors, both affiliates of AXA Equitable,
MONY Life Insurance Company and MONY Life Insurance Company of America, are the
principal underwriters for Separate Accounts 70, 49 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY
Variable Account L and MONY America Variable Account A. In addition, AXA
Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,
301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas,
New York, NY 10104.

   (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA
Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       (AXA ADVISORS LLC)
 ------------------                     --------------------------------------
 *Andrew J. McMahon                     Director, Chairman of the Board and
                                        Chief Financial Protection & Wealth
                                        Management Officer

 *Christine Nigro                       President and Director

 *Richard S. Dziadzio                   Director

 *Manish Agarwal                        Director

 *Nicholas B. Lane                      Director and Chief Retirement
                                        Services Officer

 *Robert O. Wright, Jr.                 Director, Vice Chairman of the Board
                                        and Chief Sales Officer

 *Frank Massa                           Chief Operating Officer

 *Philip Pescatore                      Chief Risk Officer

 *William Degnan                        Senior Vice President

 *David M. Kahal                        Senior Vice President

 *George Papazicos                      Senior Vice President

 *Vincent Parascandola                  Senior Vice President

 *Robert P. Walsh                       Vice President and Chief Anti-Money
                                        Laundering Officer

 *Patricia Roy                          Chief Compliance Officer

 *Maurya Keating                        Vice President and Chief Broker Dealer

 *Francesca Divone                      Secretary

 *Susan Vesey                           Assistant Secretary

 *Denise Tedeschi                       Assistant Vice President and
                                        Assistant Secretary

 (ii) AXA DISTRIBUTORS, LLC

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
 ------------------                     --------------------------------------
 *Nicholas B. Lane                      Director, Chairman of the Board,
                                        President, Chief Executive Officer
                                        and Chief Retirement Savings Officer

 *Andrew J. McMahon                     Director and Chief Financial
                                        Protection & Wealth Management Officer

 *Michael P. McCarthy                   Director, Senior Vice President and
                                        National Sales Manager

 *David W. O'Leary                      Executive Vice President

 *Joanne Pietrini-Smith                 Executive Vice President

 *Nelida Garcia                         Senior Vice President

 *Peter D. Golden                       Senior Vice President

 *Kevin M. Kennedy                      Senior Vice President

 *Harvey T. Fladeland                   Senior Vice President

 *Windy Lawrence                        Senior Vice President

 *Mark Teitelbaum                       Senior Vice President

 *Timothy P. O'Hara                     Senior Vice President

 *Mark D. Scalercio                     Senior Vice President

 *Michael Schumacher                    Senior Vice President

 *John C. Taroni                        Vice President and Treasurer

 *Norman J. Abrams                      Vice President and General Counsel

 *Nicholas Gismondi                     Vice President and Chief Financial
                                        Officer

 *Denise Tedeschi                       Assistant Vice President and
                                        Assistant Secretary

 *Gregory Lashinsky                     Assistant Vice President - Financial
                                        Operations Principal

 *Robert P. Walsh                       Vice President and Chief AML Officer

 *Francesca Divone                      Secretary

 *Susan Vesey                           Assistant Secretary

       (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the
Americas, New York, New York 10104 or at its Operations Center at 100 Madison
Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                      C-9

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this
Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 1st day
of March, 2012.

                                             MONY America Variable Account L of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and
State of New York, on the 1st day of March, 2012.

                                             MONY Life Insurance Company of
                                             America
                                                        (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

   As required by the Securities Act of 1933, this amendment to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board and
                               Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio           Senior Executive Vice President and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel             Senior Vice President and Chief
                               Accounting Officer

*DIRECTORS:

Henri de Castries  Anthony J. Hamilton  Mark Pearson
Denis Duverne      Peter Kraus          Lorie A. Slutsky
Charlynn Goins     Andrew J. McMahon    Ezra Suleiman
Danny L. Hale      Ramon de Oliveira    Richard C. Vaughan

*By:    /s/ Dodie Kent
        -------------------------
        Dodie Kent
        Attorney-in-Fact

March 1, 2012

                                 EXHIBIT INDEX

    EXHIBIT NO.                   DESCRIPTION                     TAG VALUES
    ----------- ------------------------------------------------- ----------

    (c)(9)      First Amendment to General Agent Sales Agreement   EX-99.c9

    (k)(1)      Opinion and Consent of Dodie Kent, Esq.            EX-99.k1

    (n)(2)      Powers of Attorney                                 EX-99.n2

                                     C-12